Financial instruments and financial risk management - Hierarchy (Details) - CAD ($)	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 129,065,348	$ 27,988,471
Investment in Aqualung Carbon Capture SA	3,221,491
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	129,065,348	$ 27,988,471
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment in Aqualung Carbon Capture SA	$ 3,221,491